Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Balance at December 31, 2013	$ 12,667
Disbursements during the year	12,901
Collections during the year	(3,848)
Balance at December 31, 2014	$ 21,720